Financial Instruments and Risk Management (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Carrying amount [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	$ 238	$ 271
Debentures bearing fixed interest		1,720	1,799
Carrying amount [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[2]	1,201	1,247
Carrying amount [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[3]	281	281
Fair value [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	244	279
Debentures bearing fixed interest		1,740	1,858
Fair value [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[2]	1,217	1,291
Fair value [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Debentures bearing fixed interest	[3]	$ 279	$ 288

[1]	The fair value of the shekel, euro, dollar and yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2018 for the shekel, euro and yuan loans was 2.8%, 1.7%, and 5.0%, respectively (December 31, 2017 for the shekel, euro and yuan loans - 2.4%, 1.7%, and 6.1%, respectively).
[2]	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
[3]	The fair value of the non marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2018 was 5.3% (December 31, 2017 – 4.57%).